Borrowings - Summary of Long-term Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 101,249	$ 3,099,232	$ 1,999,132
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	25	768	868
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	101,274	3,100,000	2,000,000
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	32,669	1,000,000	1,000,000
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	32,669	1,000,000	$ 1,000,000
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 35,936	$ 1,100,000